INCOME TAXES - Schedule of Effective Income Tax Rate Based on Consolidated Statements of Operations Differs From U.S. Statutory Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax benefit at U.S. federal statutory rate	$ 164,146	$ (26,059)	$ (94,469)
Partnership (income) loss not taxable/deductible for tax	(13,515)	(37,440)	8,722
Tax impact of foreign operations	1,087	23,823	4,358
Permanent differences	13,814	(26,012)	7,257
Nondeductible meals and entertainment	4,445	2,986	1,187
Equity method investments	(3,055)	(21,511)	(5,301)
Capital loss carryforward	0	3,649	(137)
U.K. hybrid restriction	(2,187)	(2,192)	6,216
Withholding tax	29,601	17,344	24,392
Foreign tax credit, net of expiration	(34,321)	3,384	1,556
Foreign tax deduction	873	(3,564)	(5,297)
Equity compensation	29,273	27,197	59,716
Deferred impact of federal tax rate change	(250)	(775)	10,684
Net operating loss adjustment	1,777	(39,684)	0
Section 743(b)/734 adjustment	(7,478)	(51,170)	0
Tax receivable agreement adjustment	(16,646)	136,310	21,365
Valuation allowance	2,478	(721,955)	(78,915)
Unrecognized tax benefits	8,347	6,240	5,567
U.S. state and local taxes	29,998	50,844	4,764
Other	503	887	1,253
Total provision for (benefit from) income taxes	$ 208,890	$ (657,698)	$ (27,082)